Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable
	As of March 31,	As of March 31,
	2020	2019
Accounts receivable, gross	$30,036,448	$32,011,536
Less: allowance for doubtful accounts	-	-
Accounts receivable	$30,036,448	$32,011,536